Summary of Significant Accounting Policies - Summary of Primary Subsidiaries (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Alithya Canada Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya Canada Inc.
Name of subsidiary Jurisdiction	Quebec, Canada
Percentage Ownership	100.00%	100.00%
Alithya Consulting Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya Consulting Inc.
Name of subsidiary Jurisdiction	Quebec, Canada
Percentage Ownership	100.00%	100.00%
Alithya Digital Technology Corporation
Disclosure of subsidiaries [line items]
Entity	Alithya Digital Technology Corporation
Name of subsidiary Jurisdiction	Ontario, Canada
Percentage Ownership	100.00%	100.00%
Alithya USA, Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya USA, Inc.
Name of subsidiary Jurisdiction	Delaware, USA
Percentage Ownership	100.00%	100.00%
Alithya Financial Solutions, Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya Financial Solutions, Inc.
Name of subsidiary Jurisdiction	Delaware, USA
Percentage Ownership	100.00%	100.00%
Alithya Ranzal LLC
Disclosure of subsidiaries [line items]
Entity	Alithya Ranzal LLC
Name of subsidiary Jurisdiction	Delaware, USA
Percentage Ownership	100.00%	100.00%
Alithya Zero2Ten, Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya Zero2Ten, Inc.
Name of subsidiary Jurisdiction	Delaware, USA
Percentage Ownership	100.00%	100.00%
Alithya Fullscope Solutions, Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya Fullscope Solutions, Inc.
Name of subsidiary Jurisdiction	Delaware, USA
Percentage Ownership	100.00%	100.00%
Vitalyst, LLC
Disclosure of subsidiaries [line items]
Entity	Alithya Numérique Maroc SARLAU
Name of subsidiary Jurisdiction	Morocco
Percentage Ownership	100.00%	100.00%
Datum Consulting Group, LLC
Disclosure of subsidiaries [line items]
Entity	Datum Consulting Group, LLC
Name of subsidiary Jurisdiction	Indiana, USA
Percentage Ownership	100.00%	100.00%
Alithya France SAS
Disclosure of subsidiaries [line items]
Entity	Alithya France SAS
Name of subsidiary Jurisdiction	France
Percentage Ownership	100.00%	100.00%
DCG Team UK Limited
Disclosure of subsidiaries [line items]
Entity	DCG Team UK Limited
Name of subsidiary Jurisdiction	United Kingdom
Percentage Ownership	100.00%	100.00%
Datum Consulting Group Australia Pty Limited
Disclosure of subsidiaries [line items]
Entity	Datum Consulting Group Australia Pty Limited
Name of subsidiary Jurisdiction	Australia
Percentage Ownership	100.00%	100.00%
Datum Cybertech India Pvt Ltd.
Disclosure of subsidiaries [line items]
Entity	Datum Cybertech India Pvt Ltd.
Name of subsidiary Jurisdiction	India
Percentage Ownership	100.00%	100.00%
Vitalyst, LLC
Disclosure of subsidiaries [line items]
Entity	Vitalyst, LLC
Name of subsidiary Jurisdiction	Delaware, USA
Percentage Ownership	100.00%	100.00%